Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
XL Hybrids, Inc [Member]
Short-term Debt [Line Items]
Term Debt
Note 7. Term Debt
At September 30, 2020 and December 31, 2019, the carrying value of term debt was as follows:

	September 30, 2020	December 31, 2019
Subordinated convertible promissory notes:
Face value of notes	$18,099	$10,000
Accrued interest	1,464	—
Unamortized deferred financing costs	(344)	(898)

Subordinated convertible promissory notes, net	19,219	9,102

Term Loan	2,633	3,100
Unamortized deferred financing costs	(43)	(87)
PPP Loan	1,100	—
Vehicle financing agreements	239	271

Total debt obligations, net of deferred financing costs	3,929	3,284

Less: current portion of debt	2,801	1,435

Debt – net of current portion	1,128	1,849

Convertible notes payable:
In January 2020, the Company’s Board of Directors approved the issuance of subordinated convertible promissory notes up to an additional $13,000 and the amendment to the existing subordinated convertible promissory notes such that they contain the same terms as the 2020 notes. During the nine months ended September 30, 2020, the Company signed subordinated convertible promissory notes in the amount of $8,100. The notes mature at the earlier of (i) February 6, 2021 or (ii) the date of a change of control as defined in the note agreements. Upon a change of control, the Company is required to repay all outstanding principal and interest and a 100% premium on the outstanding principal balance of each note. Under the terms of the agreements, if a qualifying financing event occurs before maturity, the convertible promissory notes and accrued interest are convertible at 80% of the price per share paid generally by cash investors in such qualifying financing.
Extinguishment Loss
During the nine months ended September 30, 2020, the Company incurred a loss on extinguishment of $1,038,000 in connection with the amendment of $10,000,000 in face value of convertible notes. Specifically, during February of 2020, the Company entered into amendments of the convertible loan agreements with these note holders to extend the maturities to February 2021. The Company computed the discounted cash flows from these convertible notes as of the date of the amendment, both before and after the amendment. The Company determined that there was a greater than 10% change in the present value of these cash flows, and as such, the amendment qualified as an extinguishment. Pursuant to the relevant accounting guidance, the Company recorded a loss on extinguishment of debt of $1,038,000.
Payroll Protection Program loan (“PPP):
During May 2020, the Company received loan proceeds in the amount of $1,100 under the PPP. The PPP was established as part of Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and provides for loans to qualifying businesses for amounts up to 2.5 times the average monthly payroll expenses of the business, subject to certain limitations. The loans and accrued interest are forgivable after eight weeks so long as the borrower uses the loan proceeds for eligible purposes, including payroll, benefits, rent and utilities, and so long as the borrower maintains its pre-funding
employment and wage levels.

Note 6. Debt
At December 31, 2019 and 2018, the carrying value of debt was as follows:

	December 31,
	2019	2018
Subordinated convertible promissory notes	$10,000	$—
Unamortized debt discount	(898)	—
Term Loan	3,100	1,000
Unamortized debt discount	(87)	(65)
Revolver	—	2,587
Vehicle financing agreements	271	367

Total debt obligations, net of deferred financing costs	$12,386	$3,889

Investor term loan and bridge notes:
In July 2016, the Company issued a warrant exercisable for 1,405,888 shares of Series C Preferred Stock (Series C Warrants) at a purchase price per share of $0.6046 in connection with the loan and security agreement discussed above (see Note 9). The expiration date of the Series C Warrants is July 15, 2026. The estimated grant date fair value of these Series C Warrants was $0.31 per share. These Series C Warrants were assessed under ASC 480 Distinguishing Liabilities from Equity and were accounted for as liability-classified warrants as the underlying preferred stock was redeemable at the time of issuance. The Company amended its Certificate of Incorporation effective September 28, 2017, at which time the redemption feature of the Series C Preferred Stock was removed. As a result, the Series C Warrants were again assessed under ASC 480 Distinguishing Liabilities from Equity and are accounted for as equity-classified warrants effective September 28, 2017. The grant date fair value of these Series C Warrants was recorded as a debt discount to be amortized over the term of the associated debt agreement under the effective interest method. During the year ended December 31, 2017, the Company recorded $146 in amortization of the debt discount. The remaining debt discount at December 31, 2017 was $226 and was reflected net against the long-term debt on the consolidated balance sheets. Upon conversion of term loan principal to shares of Series D Preferred Stock in January 2018, the remaining debt discount was amortized to interest expense. The warrants remain outstanding at December 31, 2019.
Bank term loan and revolver:
Effective December 10, 2018, the Company entered into a Loan and Security Agreement for a revolving line of credit (Revolver) and term loan (Term Loan) with a lender. The Revolver possesses a maximum borrowing base equal to the lesser of the defined borrowing base less any outstanding principal or a minimum aggregate principal amount of $3,000, which may increase dependent upon certain revenue targets. The interest under the Revolver is payable in monthly installments of either 1.50% or 2.50% greater than the Prime Rate dependent upon a certain financial ratio of the Company’s for each payment period. In November 2019, the Company amended its Loan and Security Agreement to extend the maturity of the Revolver to December 8, 2020.
The Term Loan was structured to be paid in two tranche periods of up to $1,000 in each period, or up to $2,000 in total. The first tranche was available to the Company upon execution of the agreement and was drawn in December 2018. The second tranche became available to the Company as it achieved specified revenue thresholds for the trailing 12 month period ending as of December 31, 2018. The Company drew the additional $1,000 in January 2019. Interest payments are payable in monthly installments at a rate equal to the greater of 2% greater than the Prime Rate or a fixed rate of 7.00%.
Payments were interest only until July 2019 when principal payments in the amount of $67 per month commenced. The Term Loan matures in December 2021.
In connection with the amendment to the Loan and Security Agreement executed in November 2019, the Company secured access to an additional term loan (Growth Capital Term Loan). The Growth Capital Term Loan was structured to be paid in two tranche periods of up to $1,500 in the first period and up to $500 in the second period, or up to $2,000 in total. The first tranche was available to the Company upon execution of the agreement and was drawn in November 2019. The second tranche was to be made available to the Company if it had received, prior to November 30, 2019, a fully-executed term sheet for new equity. The Company did not meet this milestone. Interest payments are payable in monthly installments at a rate equal to the greater of 2% greater than the Prime Rate or a fixed rate of 7.00%. Payments were interest only until December 31, 2019 at which point principal payments in the amount of $50 per month will commence. The Growth Capital Term Loan matures in June 2022.
The Loan and Security Agreement is secured by the assets and intellectual property of the Company and is subject to certain non-financial
and financial ratios including but not limited to adjusted quick ratio compliance.
On December 10, 2018, the Company issued a warrant to purchase 100,000 shares of common stock at a price of $0.18 per share that expire on December 10, 2028 to the lender in connection with the Loan and Security Agreement discussed in the paragraphs above. Upon the draw of the first tranche of the Term Loan, the Company is deemed to automatically have granted the right to purchase 100,000 additional shares of common stock with the same terms. Upon the second tranche, the Company is deemed to automatically have granted the right to purchase 100,000 additional shares with the same terms. At the discretion of the holder, the warrants may be exercised at any time in cash or may be subject to a cashless exercise in which the warrant shares are converted to common stock under a defined conversion formula. As of December 31, 2019 and 2018, the warrant is for 300,000 and 200,000 shares of common stock, respectively. The estimated grant date fair value of these common stock warrants was $0.13 per share. These common stock warrants were assessed under ASC 480
Distinguishing
Liabilities from Equity
and were accounted for as equity-classified warrants. The grant date fair value of these common stock warrants was recorded as a debt discount to be amortized over the term of the associated debt agreement under the effective interest method. The amortization recorded for the years ended December 31, 2019 and 2018 is $15 and $0, respectively. The remaining debt discount at December 31, 2019 and 2018 is $31 and $30, respectively, and is reflected net against the long-term debt on the consolidated balance sheets. The common stock warrants are discussed further in Note 9.
In addition to the common stock warrants recorded as a debt discount, the Company paid issuance costs amounting to $61 in connection with the Loan and Security Agreement discussed above. These costs were allocated between the Term Loan and the Revolver based on the respective availability. The portion allocated to the Term Loan is $24 and $35 as of December 31, 2019 and 2018, respectively, and is reflected net against the long-term debt on the consolidated balance sheets. The portion allocated to the Revolver is $0 and $25 as of December 31, 2019 and 2018, respectively, and was reflected net against the revolving line of credit on the consolidated balance sheet as of December 31, 2019. These costs are being amortized over the term of the associated debt agreement under the effective interest method.
On November 19, 2019, the Company issued a warrant to purchase 150,000 shares of common stock at an exercise price of $0.18 per share that expire on November 19, 2029 to the lender in connection with the amendment to the Loan and Security Agreement discussed in the paragraphs above. At the discretion of the holder, the warrants may be exercised at any time in cash or may be subject to a cashless exercise in which the warrant shares are converted to common stock under a defined conversion formula.
The estimated grant date fair value of these common stock warrants was $0.14 per share. These common stock warrants were assessed under ASC 480
Distinguishing Liabilities from Equity
and were accounted for as equity-classified warrants. The grant date fair value of these common stock warrants was recorded as a debt discount to be amortized over the term of the associated debt agreement under the effective interest method. The amortization recorded for the year ended December 31, 2019 is $1. The remaining debt discount at December 31, 2019 is $21 and is reflected net against the long-term debt on the consolidated balance sheets. The common stock warrants are discussed further in Note 9.
In addition to the common stock warrants recorded as a debt discount, the Company paid issuance costs amounting to $29 in connection with the amendment to the Loan and Security Agreement discussed above. These costs are reflected net against the long-term debt on the consolidated balance sheets and are being amortized over the term of the associated debt agreement under the effective interest method.
Convertible notes payable:
In March 2019, the Company executed a subordinated promissory convertible note in the amount of $1,000. In June 2019, the Company executed subordinated promissory convertible notes in the amount of $10,000, for $9,000 in new proceeds and the exchange of the note issued in March 2019. The Company concluded that the exchange of the $1,000 note issued in March 2019 for a $1,000 note as issued in June 2019 represented a modification and concluded that the impact on the accounting described below was not material.
The notes issued in June 2019 were set to mature at the earlier of (i) June 19, 2020 or (ii) the occurrence of an event of default as defined in the note agreements. The notes were amended subsequent to year end (in February 2020, see Note 19) to extend the maturity date to February 6, 2021.
The notes earn interest at a rate of 8.0% per year. Interest earned on these outstanding notes during the year ended December 31, 2019 amounted to $439. This amount is captured as accrued interest in accounts payable and accrued expenses in the consolidated balance sheet as of December 31, 2019.
Upon a change of control as defined in the note agreements, the Company is required to repay all outstanding principal and interest and a 100% premium on the outstanding principal balance of each note. Under the terms of the note agreements, if a qualified financing event occurs before maturity, the notes and accrued interest are automatically convertible at 80% of the price per share paid by cash investors in such qualified financing. Additionally, if a non-qualified
financing event occurs before maturity, the holders of the notes may convert at 80% of the price per share paid by cash investors at their option.
The Company assessed these embedded features and determined that they were not considered clearly and closely related to the host notes, and met the definition of a derivative. Therefore, these embedded features were all required to be bifurcated from the notes and accounted for separately as a combined derivative liability. The Company estimated the fair value of the combined derivative liability at the respective issuances of the notes as $217, which was recorded as a liability and as a discount net against the subordinated convertible notes. The Company will be required to remeasure the combined derivative liability to its then fair value at each subsequent balance sheet date, through an adjustment to current earnings (see Note 7 for further details on the Company’s fair value measurements).
The Company incurred issuance costs amounting to $180 in connection with the subordinated convertible promissory notes discussed above. These costs are reflected net against the subordinated convertible promissory notes on the consolidated balance sheets and are being amortized, along with the discount related to the combined derivative liability, over the term of the associated debt agreement utilizing the effective interest method. The Company recorded $1,282 in amortization of these discounts as a component of interest expense during the year ended December 31, 2019.

Vehicle financing agreements:
The Company has entered into several vehicle financing agreements with various lenders with maturities ranging from 2020 to 2023. Interest rates on these agreements range from 2.95% to 10.00%. Each agreement is collateralized by the equipment purchased.

The following table summarizes the aggregate future contractual maturities of the Company’s outstanding debt, at face value, as of December 31, 2019 over the next 5 years and thereafter:

Year Ended December 31, 2020	$11,494
2021	1,490
2022	374
2023	13

13,371

Less debt discount	(985)

$12,386